Leases - Summary of the undiscounted cash flow of the lease liability (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 205,889	¥ 276,154
Within 1 year [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	11,824	14,304
Between 1 and 2 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	10,236	13,569
Between 2 and 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	29,862	37,531
Over 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 153,967	¥ 210,750